FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instruments Classification - Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 19,555	$ 15,798
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	5,139	4,299
Other financial assets
Disclosure of financial assets [line items]
Financial assets	4,800	4,700
Government bonds
Disclosure of financial assets [line items]
Financial assets	49	54
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	643	355
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	662	505
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	1,832	2,582
Loans and notes receivable
Disclosure of financial assets [line items]
Financial assets	1,614	1,204
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	9,616	6,799
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,677	3,398
Fair value through profit or loss | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
Fair value through profit or loss | Other financial assets
Disclosure of financial assets [line items]
Financial assets	1,294	1,897
Fair value through profit or loss | Government bonds
Disclosure of financial assets [line items]
Financial assets	34	22
Fair value through profit or loss | Corporate bonds
Disclosure of financial assets [line items]
Financial assets	382	13
Fair value through profit or loss | Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	230	170
Fair value through profit or loss | Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	585	1,630
Fair value through profit or loss | Loans and notes receivable
Disclosure of financial assets [line items]
Financial assets	63	62
Fair value through profit or loss | Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	1,383	1,501
Fair value through profit or loss | Assets pledged as collateral
Disclosure of financial assets [line items]
Financial assets	4,100	2,500
Available for Sale
Disclosure of financial assets [line items]
Financial assets	1,947	1,661
Available for Sale | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
Available for Sale | Other financial assets
Disclosure of financial assets [line items]
Financial assets	1,947	1,661
Available for Sale | Government bonds
Disclosure of financial assets [line items]
Financial assets	15	32
Available for Sale | Corporate bonds
Disclosure of financial assets [line items]
Financial assets	253	342
Available for Sale | Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	432	335
Available for Sale | Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	1,247	952
Available for Sale | Loans and notes receivable
Disclosure of financial assets [line items]
Financial assets	0	0
Available for Sale | Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and Receivables and Other Financial Liabilities
Disclosure of financial assets [line items]
Financial assets	14,931	10,739
Loans and Receivables and Other Financial Liabilities | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	5,139	4,299
Loans and Receivables and Other Financial Liabilities | Other financial assets
Disclosure of financial assets [line items]
Financial assets	1,559	1,142
Loans and Receivables and Other Financial Liabilities | Government bonds
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and Receivables and Other Financial Liabilities | Corporate bonds
Disclosure of financial assets [line items]
Financial assets	8	0
Loans and Receivables and Other Financial Liabilities | Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and Receivables and Other Financial Liabilities | Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and Receivables and Other Financial Liabilities | Loans and notes receivable
Disclosure of financial assets [line items]
Financial assets	1,551	1,142
Loans and Receivables and Other Financial Liabilities | Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	8,233	5,298
Derivatives | Accounts receivable and other
Disclosure of financial assets [line items]
Nominal amount of derivative positions	$ 630	$ 1,000